Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid In Capital	Accumulated Deficit
Balance at Dec. 31, 2013	$ 1,979		$ 1,979
Balance, shares at Dec. 31, 2013			19,791,350
Common Stock issued for services	720,865		$ 721	720,144
Common Stock issued for services, shares			7,208,650
Stock warrants issued with debt	109,689			109,689
Net loss	(2,287,135)				(2,287,135)
Balance at Dec. 31, 2014	(1,454,602)		$ 2,700	829,833	(2,287,135)
Balance, shares at Dec. 31, 2014			27,000,000
Common Stock issued for services	375,000		$ 150	374,850
Common Stock issued for services, shares			1,500,000
Series A Preferred stock issued with warrants	2,450,000	$ 24		2,449,976
Series A Preferred stock issued with warrants, shares		24,400
Conversion of secured convertible notes and interest	891,400	$ 9		891,391
Conversion of secured convertible notes and interest, shares		8,914
Series B Preferred stock issued with warrants	700,000	$ 7		699,993
Series B Preferred stock issued with warrants, shares		7,000
Stock issuance costs paid in cash	(406,981)			(406,981)
Stock options and stock warrants	445,652			445,652
Stock warrants issued with convertible notes	60,771			60,771
Dividends	(81,936)				(81,936)
Net loss	(3,339,768)				(3,339,768)
Balance at Dec. 31, 2015	(360,464)	$ 40	$ 2,850	$ 5,345,485	$ (5,708,839)
Balance, shares at Dec. 31, 2015		40,314	28,500,000
Net loss	(6,048,572)
Balance at Jun. 30, 2016	$ (6,036,609)